Cover Page	Mar. 08, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 08, 2021
Entity Registrant Name	M3-Brigade Acquisition II Corp.
Entity Central Index Key	0001839175
Entity File Number	001-40162
Entity Tax Identification Number	86-1359752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Broadway - 19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	202-2200
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	On March 12, 2021, M3-Brigade Acquisition II Corp. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to report the completion of its initial public offering of units and warrants and private placement of warrants on March 8, 2021. The Original 8-K included an audited balance sheet of the Company as of March 8, 2021 reflecting receipt of the offering proceeds as Exhibit 99.1 thereto. On November 17, 2021, the Company filed a Current Report on Form 8-K disclosing under Item 4.02 that the audit committee of the board of directors of the Company determined that, among other things, the Company’s audited balance sheet as of March 8, 2021 filed as Exhibit 99.1 to the Original 8-K should no longer be relied upon and should be restated. The Company is filing this Amendment No.1 on Form 8-K/A in order to amend the Original 8-K to include a restated audited balance sheet of the Company as of March 8, 2021.
Units Each Consisting Of One Share Of Class A Ordinary Share0.0001 Par Value And One Third Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-fourth of one redeemable warrant
Trading Symbol	MBAC.U
Security Exchange Name	NYSE
Class160 A160 Ordinary160 Shares160included160as Part160of160the160units [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	MBAC
Security Exchange Name	NYSE
Redeemable Warrants Included As Partof The Units Each Whole Warrantexercisable For One Class A Ordinary Share At An Exercise Price Of11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	MBAC.WS
Security Exchange Name	NYSE